Investment Securities	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investment Securities
Note 2. Investment Securities
(in thousands)
The amortized cost and estimated fair value of securities
available-for-sale
and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive (loss) income at December 31, 2021 and 2020 were as follows:

2021	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale
Obligations of U.S. Government agencies	$4,969	$—	$269	$4,700
Mortgage-backed securities	411,729	42	12,180	399,591
State, County, Municipals	230,359	700	4,008	227,051
Other securities	500	—	7	493

Total	$647,557	$742	$16,464	$631,835

2020	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale
Obligations of U.S. Government agencies	$11,870	$191	$—	$12,061
Mortgage-backed securities	560,033	4,550	2,600	561,983
State, County, Municipals	100,823	3,410	36	104,197
Other securities	500	8	—	508

Total	$673,226	$8,159	$2,636	$678,749

The following tables show the gross unrealized losses and fair value of the Company’s investments classified as AFS investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2021 and 2020.
A summary of unrealized loss information for AFS securities, categorized by security type follows:

December 31, 2021	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Obligations of U.S. Government agencies	$4,700	$269	$—	$—	$4,700	$269
Mortgage backed securities	376,644	11,535	19,986	645	396,630	12,180
State, County, Municipal	175,520	3,997	1,119	11	176,639	4,008

Total	$556,864	$15,801	$21,105	$656	$577,969	$16,457

December 31, 2020	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage backed securities	$278,162	$2,600	$—	$—	$278,162	$2,600
State, County, Municipal	6,541	36	—	—	6,541	36

Total	$284,703	$2,636	$—	$—	$284,703	$2,636

The unrealized losses shown above are due to increases in market rates over the yields available at the time of purchase of the underlying securities and not credit quality. The Company does not intend to sell any of the securities in an unrealized loss position, and it is more likely than not that the Company will not be required to sell any such security prior to the recovery of its amortized cost basis, which may be at maturity. None of the unrealized losses disclosed in the previous table are related to credit deterioration. As such, the Company did not record any other-than-temporary impairment for the years ended December 31, 2021 or 2020.
The amortized cost and estimated fair value of securities at December 31, 2021, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Securities AFS
Due in one year or less	$216	$217
Due after one year through five years	1,895	1,924
Due after five years through ten years	4,226	4,287
Due after ten years	229,491	225,816
Residential mortgage backed securities	332,779	323,736
Commercial mortgage backed securities	78,950	75,855

Total	$647,557	$631,835

Investment securities with carrying amounts of $371,190 and $558,955 at December 31, 2021 and December 31, 2020, respectively, were pledged as collateral for public deposits and securities sold under agreement to repurchase.
Gross realized gains and losses are included in net gains on sales of securities in the Consolidated Statements of Income. Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2021	2020	2019
Gross realized gains	$4,257	$1,656	$414
Gross realized losses	2,879	827	223

Net realized gains	$1,378	$829	$191